UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Marvin & Palmer Associates, Inc.
Address:          1201 N. Market Street
                  Suite 2300
                  Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Karen T. Buckley
Title:             Chief Financial Officer - Principal
Phone:             (302) 573-3570

Signature, Place, and Date of Signing:
/s/  Karen T. Buckley            Wilmington, Delaware          February 8, 2008

Report Type (Check only one.):
[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

  Form 13F File Number      Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      122

Form 13F Information Table Value Total:      $3,931,159
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number           Name


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Column 1                           Column 2      Column 3    Column 4     Column 5  Column 6    Column 7      Column 8
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NAME OF ISSUER                     TITLE OF      CUSIP       VALUE        SHRS OR   INVESTMENT  OTHER      VOTING AUTHORITY
                                   CLASS                     (x$100)      SH/PUT    DISCRETION  MANAGERS  ----------------------
                                                                          PRN AMT
                                                                          PRN CALL
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SOLE     SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
AFLAC, Incorporated                 001055102     Com         $38,229       610,400     Sole             610,400
--------------------------------------------------------------------------------------------------------------------------------
AFLAC, Incorporated                 001055102     Com         $14,837       236,900     Sole                             236,900
--------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.                    023135106     Com         $36,269       391,500     Sole             391,500
--------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.                    023135106     Com         $14,183       153,100     Sole                             153,100
--------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp.                      032095101     Com         $24,159       521,000     Sole             521,000
--------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp.                      032095101     Com         $11,022       237,700     Sole                             237,700
--------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                        037411105     Com         $17,970       167,100     Sole             167,100
--------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                        037411105     Com          $6,646        61,800     Sole                              61,800
--------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.                037833100     Com        $101,189       510,850     Sole             510,850
--------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.                037833100     Com         $45,679       230,610     Sole                             230,610
--------------------------------------------------------------------------------------------------------------------------------
BAIDU.COM                           056752108     ADR         $33,328        85,500     Sole              85,500
--------------------------------------------------------------------------------------------------------------------------------
BAIDU.COM                           056752108     ADR         $15,397        39,500     Sole                              39,500
--------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg. Financeira
SA ADR                              059602201     Com         $20,354       787,100     Sole             787,100
--------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg. Financeira
SA ADR                              059602201     Com         $16,928       654,600     Sole                             654,600
--------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Adr                  105530109     ADR         $10,851       145,500     Sole             145,500
--------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Adr                  105530109     ADR          $4,945        66,300     Sole                              66,300
--------------------------------------------------------------------------------------------------------------------------------
Bunge Ltd.                          G16962105     Com         $29,137       250,300     Sole             250,300
--------------------------------------------------------------------------------------------------------------------------------
Bunge Ltd.                          G16962105     Com          $4,109        35,300     Sole                              35,300
--------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.     136385101     Com          $4,337        59,300     Sole              59,300
--------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.     136385101     Com          $6,583        90,000     Sole                              90,000
--------------------------------------------------------------------------------------------------------------------------------
Cia Siderurgica Nacional - ADR      20440W105     ADR         $15,845       176,900     Sole             176,900
--------------------------------------------------------------------------------------------------------------------------------
Cia Siderurgica Nacional - ADR      20440W105     ADR          $7,255        81,000     Sole                              81,000
--------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR         204412209     ADR         $13,130       401,900     Sole             401,900
--------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR         204412209     ADR         $13,604       416,400     Sole                             416,400
--------------------------------------------------------------------------------------------------------------------------------
CME Group, Incorporated             12572Q105     Com         $59,246        86,365     Sole              86,365
--------------------------------------------------------------------------------------------------------------------------------
CME Group, Incorporated             12572Q105     Com         $26,445        38,550     Sole                              38,550
--------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Company                   191216100     Com         $59,842       975,100     Sole             975,100
--------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Company                   191216100     Com         $28,414       463,000     Sole                             463,000
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

--------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive                   194162103     Com         $24,869       319,000     Sole             319,000
--------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive                   194162103     Com         $13,643       175,000     Sole                             175,000
--------------------------------------------------------------------------------------------------------------------------------
Compania de Minas Buenaventura
ADR                                 204448104     ADR          $7,330       129,500     Sole             129,500
--------------------------------------------------------------------------------------------------------------------------------
Compania de Minas Buenaventura
ADR                                 204448104     ADR          $3,141        55,500     Sole                              55,500
--------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                         244199105     Com        $110,424     1,185,820     Sole           1,185,820
--------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                         244199105     Com         $50,620       543,600     Sole                             543,600
--------------------------------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.     25271C102     Com         $29,238       205,900     Sole             205,900
--------------------------------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.     25271C102     Com         $13,234        93,200     Sole                              93,200
--------------------------------------------------------------------------------------------------------------------------------
EMC Corp.                           268648102     Com         $59,885     3,231,800     Sole           3,231,800
--------------------------------------------------------------------------------------------------------------------------------
EMC Corp.                           268648102     Com         $25,657     1,384,600     Sole                           1,384,600
--------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Company            291011104     Com         $25,593       451,700     Sole             451,700
--------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Company            291011104     Com         $11,615       205,000     Sole                             205,000
--------------------------------------------------------------------------------------------------------------------------------
Exelon Corporation                  30161N101     Com         $18,810       230,400     Sole             230,400
--------------------------------------------------------------------------------------------------------------------------------
Exelon Corporation                  30161N101     Com          $7,217        88,400     Sole                              88,400
--------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.               302182100     Com         $30,587       419,000     Sole             419,000
--------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.               302182100     Com         $13,673       187,300     Sole                             187,300
--------------------------------------------------------------------------------------------------------------------------------
First Solar, Inc.                   336433107     Com         $89,612       335,450     Sole             335,450
--------------------------------------------------------------------------------------------------------------------------------
First Solar, Inc.                   336433107     Com         $39,323       147,200     Sole                             147,200
--------------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                         343412102     Com         $70,842       486,150     Sole             486,150
--------------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                         343412102     Com         $31,737       217,793     Sole                             217,793
--------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold      35671D857     Com         $46,533       454,250     Sole             454,250
--------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold      35671D857     Com         $20,468       199,800     Sole                             199,800
--------------------------------------------------------------------------------------------------------------------------------
General Dynamics                    369550108     Com         $55,178       620,050     Sole             620,050
--------------------------------------------------------------------------------------------------------------------------------
General Dynamics                    369550108     Com         $24,034       270,080     Sole                             270,080
--------------------------------------------------------------------------------------------------------------------------------
Gigamedia Limited                   Y2711Y104     Com          $9,471       505,100     Sole             505,100
--------------------------------------------------------------------------------------------------------------------------------
Gigamedia Limited                   Y2711Y104     Com          $4,367       232,900     Sole                             232,900
--------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.               375558103     Com         $38,519       837,190     Sole             837,190
--------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.               375558103     Com         $15,121       328,640     Sole                             328,640
--------------------------------------------------------------------------------------------------------------------------------
Google, Inc.                        38259P508     Com        $110,682       160,065     Sole             160,065
--------------------------------------------------------------------------------------------------------------------------------
Google, Inc.                        38259P508     Com         $49,188        71,135     Sole                              71,135
--------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard                     428236103     Com         $34,215       677,800     Sole             677,800
--------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard                     428236103     Com         $15,144       300,000     Sole                             300,000
--------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                      45104G104     ADR         $67,527     1,098,000     Sole           1,098,000
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Icici Bank ADR                      45104G104     ADR         $38,019       618,200     Sole                             618,200
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                         458140100     Com         $51,547     1,933,500     Sole           1,933,500
--------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                         458140100     Com         $23,341       875,500     Sole                             875,500
--------------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc.            46120E602     Com         $32,529       100,710     Sole             100,710
--------------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc.            46120E602     Com         $13,937        43,150     Sole                              43,150
--------------------------------------------------------------------------------------------------------------------------------
Jacobs Engineering Group, Inc.      469814107     Com         $29,266       306,100     Sole             306,100
--------------------------------------------------------------------------------------------------------------------------------
Jacobs Engineering Group, Inc.      469814107     Com         $12,793       133,800     Sole                             133,800
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Mechel OAO ADR                      583840103     ADR          $8,325        85,700     Sole              85,700
--------------------------------------------------------------------------------------------------------------------------------
Mechel OAO ADR                      583840103     ADR          $4,342        44,700     Sole                              44,700
--------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.        58405U102     Com         $96,634       953,000     Sole             953,000
--------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.        58405U102     Com         $42,842       422,500     Sole                             422,500
--------------------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc.     552715104     Com         $83,968       948,900     Sole             948,900
--------------------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc.     552715104     Com         $35,989       406,700     Sole                             406,700
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Mobile Telesystems ADR              607409109     ADR         $46,518       457,000     Sole             457,000
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Mobile Telesystems ADR              607409109     ADR         $36,685       360,400     Sole                             360,400
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Monsanto Company                    61166W101     Com        $126,260     1,130,450     Sole           1,130,450
--------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                    61166W101     Com         $58,481       523,600     Sole                             523,600
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Mosaic Co.                          61945A107     Com        $110,170     1,167,800     Sole           1,167,800
--------------------------------------------------------------------------------------------------------------------------------
Mosaic Co.                          61945A107     Com         $48,425       513,300     Sole                             513,300
--------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.        637071101     Com         $92,427     1,258,200     Sole           1,258,200
--------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.        637071101     Com         $40,895       556,700     Sole                             556,700
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Newmont Mining Corporation          651639106     Com         $15,860       324,800     Sole             324,800
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Newmont Mining Corporation          651639106     Com          $7,032       144,000     Sole                             144,000
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Nike, Inc. Class B                  654106103     Com         $31,344       487,920     Sole             487,920
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Nike, Inc. Class B                  654106103     Com         $13,311       207,200     Sole                             207,200
--------------------------------------------------------------------------------------------------------------------------------
Nvidia Corp.                        67066G104     Com         $16,112       473,599     Sole             473,599
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Nvidia Corp.                        67066G104     Com          $5,902       173,500     Sole                             173,500
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Parker Hannifin Corporation         701094104     Com         $38,860       516,000     Sole             516,000
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Parker Hannifin Corporation         701094104     Com         $16,369       217,350     Sole                             217,350
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Perdigao SA - ADR                   71361V303     ADR             $25           500     Sole                 500
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Petroleo Brasileiro ADR             71654V408     ADR         $66,424       576,400     Sole             576,400
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Petroleo Brasileiro ADR             71654V408     ADR         $29,236       253,700     Sole                             253,700
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POSCO-ADR                           693483109     ADR          $2,392        15,900     Sole              15,900
--------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.           740189105     Com         $68,227       491,900     Sole             491,900
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Precision Castparts Corp.           740189105     Com         $30,001       216,300     Sole                             216,300
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Research in Motion ADR              760975102     Com         $38,221       337,050     Sole             337,050
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Research in Motion ADR              760975102     Com         $92,727       817,700     Sole                             817,700
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


---------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.              774341101     Com         $26,287       365,250     Sole            365,250
---------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.              774341101     Com         $11,486       159,600     Sole                             159,600
---------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc.                79466L302     Com         $44,974       717,400     Sole            717,400
---------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc.                79466L302     Com         $20,562       328,000     Sole                             328,000
---------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                   806857108     Com         $21,041       213,900     Sole            213,900
---------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                   806857108     Com         $12,572       127,800     Sole                             127,800
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Smith International, Inc.           832110100     Com         $35,965       487,000     Sole            487,000
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Smith International, Inc.           832110100     Com         $13,699       185,500     Sole                             185,500
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Southern Copper Corporation         84265V105     Com          $7,044        67,000     Sole             67,000
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Southern Copper Corporation         84265V105     Com          $3,259        31,000     Sole                              31,000
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SunPower Corporation                867652109     Com         $73,775       565,800     Sole            565,800
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SunPower Corporation                867652109     Com         $33,080       253,700     Sole                             253,700
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Thermo Fisher Scientific, Inc.      883556102     Com         $30,749       533,100     Sole            533,100
---------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.      883556102     Com         $13,134       227,700     Sole                             227,700
---------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc.                    G90073100     Com         $28,045       195,910     Sole            195,910
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Transocean, Inc.                    G90073100     Com         $13,124        91,677     Sole                              91,677
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Unibanco - ADR                      90458E107     ADR         $24,493       175,400     Sole            175,400
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Unibanco - ADR                      90458E107     ADR         $11,199        80,200     Sole                              80,200
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Vimpel Communications ADR           68370R109     ADR         $10,042       241,400     Sole            241,400
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Vimpel Communications ADR           68370R109     ADR          $4,243       102,000     Sole                             102,000
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VMware Inc.                         928563402     Com         $77,766       915,000     Sole            915,000
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VMware Inc.                         928563402     Com         $36,588       430,500     Sole                             430,500
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Yum! Brands, Inc.                   988498101     Com         $15,920       416,000     Sole            416,000
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Yum! Brands, Inc.                   988498101     Com          $9,246       241,600     Sole                             241,600
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